Government Bonds, And Other Assets - Summary of Other Assets (Detail) - MXN ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Disclosure Of Notes Receivable Government Bonds And Other Long Term Assets [Abstract]
Restricted Cash	$ 21,705,766	$ 17,119,599
Other	4,681,299	4,657,144
Payments in advance	4,278,568	4,029,445
Insurance	1,870,395	1,922,587
Total other assets	32,536,028	27,728,775
Restricted cash as collateral for financing transactions	19,485,154	14,972,193
Restricted cash, judicial seizures	$ 2,220,612	$ 2,147,406